Administration and general expenses (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Infrastructure costs
Property and equipment		£ 685	£ 671
Depreciation of property, plant and equipment		202	228
Operating lease rentals		128	198
Amortisation of intangible assets		412	342
Impairment of property, equipment and intangible assets		1	23
Total Infrastructure costs		1,428	1,462
Other costs
Consultancy, legal and professional fees	[1]	353	467
Subscriptions, publications, stationery and communications		319	284
Marketing, advertising and sponsorship		195	189
Travel and accommodation		74	74
Litigation and conduct	[1]	2,042	743
Other administration and general expenses	[1]	28	53
Total other costs		3,011	1,810
Total administration and general expenses	[2]	£ 4,439	£ 3,272

[1]	The presentation of other costs has been amended to include l itigation and c onduct as a separate line item. The prior year comparatives within other cost categories ha ve been adjusted accordingly .
[2]	For notes to the Financial Statements see pages [xx] to[ xx].